INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 30,609	$ 24,658
Additions	746	251
Disposals, intangible assets other than goodwill	(2,175)	(589)
Acquisitions through business combinations	12,013	8,639
Amortization	(2,138)	(1,477)
Foreign currency translation	(644)	(873)
Ending balance	38,411	30,609
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	34,810	27,946
Additions	746	251
Disposals, intangible assets other than goodwill	(2,434)	(972)
Acquisitions through business combinations	12,011	8,639
Amortization	0	0
Foreign currency translation	(724)	(1,054)
Ending balance	44,409	34,810
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(4,201)	(3,288)
Additions	0	0
Disposals, intangible assets other than goodwill	259	383
Acquisitions through business combinations	2	0
Amortization	2,138	1,477
Foreign currency translation	80	181
Ending balance	$ (5,998)	$ (4,201)